CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,289,323	$ 176,636	¥ 2,149,531
Restricted cash	354,991	48,634	202,764
Short-term investments	1,271,618	174,211	720,522
Accounts receivable, net of allowance for credit losses of RMB124,737 and RMB126,936 as of December 31, 2023 and 2024, respectively	2,033,778	278,626	2,184,729
Inventories	1,117,439	153,089	1,045,116
Advances to suppliers	404,353	55,396	311,111
Derivative financial assets	11,557	1,583
Prepayments and other current assets	724,091	99,200	590,350
Amounts due from related parties	¥ 7,021	$ 962	¥ 86,661
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Total current assets	¥ 7,214,171	$ 988,337	¥ 7,290,784
Non-current assets:
Long-term investments	341,687	46,811	359,129
Property and equipment, net	822,229	112,645	851,151
Intangible assets, net	357,307	48,951	306,420
Land use right, net	37,438	5,129	38,464
Operating lease right-of-use assets	767,376	105,130	1,070,120
Goodwill	362,399	49,648	312,464
Other non-current assets	69,886	9,574	45,316
Deferred tax assets	234,508	32,127	200,628
Total non-current assets	2,992,830	410,015	3,183,692
TOTAL ASSETS	10,207,001	1,398,352	10,474,476
Current liabilities:
Short-term loans	1,220,957	167,270	1,115,721
Accounts payable	620,679	85,033	563,562
Notes payable	461,179	63,181	506,629
Income tax payables	26,559	3,638	18,768
Accrued expenses and other current liabilities	1,169,547	160,228	1,188,179
Derivative financial liabilities	130	18
Amounts due to related parties	¥ 5,369	$ 735	¥ 32,118
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Current operating lease liabilities	¥ 243,137	$ 33,310	¥ 332,983
Total current liabilities	3,747,557	513,413	3,757,960
Non-current liabilities:
Deferred tax liabilities	32,783	4,491	24,966
Long-term operating lease liabilities	597,805	81,899	799,096
Other non-current liabilities	48,277	6,614	40,718
Total non-current liabilities	678,865	93,004	864,780
TOTAL LIABILITIES	4,426,422	606,417	4,622,740
Redeemable non-controlling interests	1,670,379	228,841	1,584,858
Baozun Inc. shareholders' equity:
Additional paid-in capital	4,646,631	636,586	4,571,439
Treasury shares (nil and 14,331,000 shares as of December 31, 2023 and 2024, respectively)	(95,502)	(13,084)
Accumulated deficit	(691,785)	(94,775)	(506,587)
Accumulated other comprehensive income	54,575	7,477	32,251
Total Baozun Inc. shareholders' equity	3,914,022	536,218	4,097,204
Non-controlling interests	196,178	26,876	169,674
Total Shareholders' equity	4,110,200	563,094	4,266,878
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	10,207,001	1,398,352	10,474,476
Class A ordinary shares
Baozun Inc. shareholders' equity:
Ordinary shares	95	13	93
Class B ordinary shares
Baozun Inc. shareholders' equity:
Ordinary shares	¥ 8	$ 1	¥ 8